Convertible note (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 30, 2022
Convertible note
Note mature date	Dec. 30, 2023
Unsecured convertible note principal amount			$ 3,230,000
Interest rate			7.00%
Common share conversion price		$ 2.00
Conversion of convertible note into number of ordinary share		8,996,865
Conversion of convertible note into number of ordinary share conversion rate per share		$ 0.12
Interest payable	$ 0	$ 157,801
Convertible note redemption		1,250,000
Outstanding principal of convertible		$ 2,000,000.0
Class A Ordinary shares issued	4,426,685	299,896
Redemption of convertible notes	$ 2,420,000	$ 1,250,000